Certain Relationships and Related Transactions - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loans and Leases Receivable, Related Parties [Roll Forward]
Balance at January 1	$ 171	$ 122
New loans	1,657	61
Repayments	(59)	(12)
Balance at December 31	$ 1,769	$ 171